STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) (USD $)	Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	$ 17,650,000
SERIES A
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	8,300,000
SERIES B
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	$ 9,350,000